CONVERTIBLE BONDS PAYABLE	12 Months Ended
Dec. 31, 2017
CONVERTIBLE BONDS PAYABLE
CONVERTIBLE BONDS PAYABLE

11CONVERTIBLE BONDS PAYABLE

Convertible Bonds due December 30, 2019 issued by the Company (“Convertible Bonds due 2019”)

On December 30, 2015, the Company entered into a subscription agreement with two investors (referred to as “PA investor” and STT GDC Pte. Ltd. or “STT GDC”) for Convertible Bonds due 2019 in an aggregate principal amount of US$250,000 in four tranches. On December 30, 2015 and January 29, 2016, the Company received the first tranche of US$100,000 (RMB648,950) from PA investor and the second tranche of US$50,000 (RMB324,475) from STT GDC, respectively. The subscription for the remaining third and fourth tranches of the Convertible Bonds due 2019 in the aggregate principal amount of US$100,000 (RMB648,950) expired on September 30, 2016. The Company pledged 100% of the equity interests in a subsidiary to the investors.

The key terms of the Convertible Bonds due 2019 are summarized as follows:

Maturity Date

•	December 30, 2019

Interest

•	A simple rate of 5% per annum on the outstanding principal amount, payable by the Company semi-annually (the “Cash Interest”).

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In the event that the bond holder has redeemed or converted part or whole of the principal amount, the bond holder shall be entitled to additional interest with a simple rate of 5% per annum (the “Accrued Interest”), payable in cash on the Maturity Date in the case of redemption or by issuance of ordinary shares of the Company at the Conversion Price on the Conversion Date in the case of conversion.

Conversion of the Convertible Bonds due 2019

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If the Company completes a QIPO, the bond holder, at any time between the date of completion of such QIPO (the “QIPO Completion Date”) and the Maturity Date (the “Conversion Period”), have the right to convert up to 100% of the principal amount of the bond (in multiples of US$10,000), together with the Accrued Interest thereon, into ordinary shares of the Company. The conversion price shall be US$1.675262 subject to adjustments for situations such as share dividend, share split, consolidation, recapitalization, exchange or substitution of ordinary shares at any time or from time to time. The Company determined that there was no embedded beneficial conversion feature (“BCF”) attributable to Convertible Bonds due 2019 at the commitment date because the initial conversion price of Convertible Bonds due 2019 was greater than the estimated fair value of the Company’s ordinary shares as of December 30, 2015. The estimated fair value of the underlying ordinary shares on December 30, 2015 was determined by management with the assistance of an independent valuation firm. The valuation used an income approach, which requires the estimation of future cash flows and the application of an appropriate discount rate with reference to comparable listed companies engaged in a similar industry to convert such future cash flows to a single present value.

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The Company determined that the embedded conversion option of the Convertible Bonds due 2019 was not required to be accounted for as an embedded derivative for periods prior to the Company’s IPO, as the underlying ordinary shares were not publicly traded or otherwise readily convertible into cash. Upon the listing of the Company’s ordinary shares on November 2, 2016, the embedded conversion option has been accounted for separately as an embedded derivative with changes in its fair value recognized through the consolidated statement of operations.  With the assistance of an independent appraiser, the Company determined that the fair value of the embedded conversion feature as a derivative liability was immaterial as of November 2, 2016 and December 31, 2016. Accordingly, no gain or loss was recognized in respect of the change in the fair value of such derivative liability for the year ended December 31, 2016.

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If the Company completes a QIPO and the closing price of its shares is at or above 125% of the conversion price (i.e. 25% premium to the conversion price) for a period of at least ten consecutive trading days, the Company may, at its unilateral option, notify the bondholder that the bond then outstanding will be mandatorily converted at the end of the notice period in accordance with the terms and conditions of the bond.

Redemption on maturity

•	Unless previously converted or purchased and cancelled in the circumstances, the bond will be redeemed on December 30, 2019 at its principal amount, plus Accrued Interest thereon.

In November 2017, the bond holders of the Convertible Bonds due 2019, exercised the right to convert 100% of the principal amount of the bonds, together with the Accrued Interest thereon into 97,870,263 newly issued Class A ordinary shares at the conversion price of $1.675262 pursuant to the terms of the bonds. Concurrent with the conversion, the accrued but unpaid Cash Interest was relinquished. The difference between par value of the shares issued of RMB32 and the carrying value of the convertible bonds, Accrued Interest and unpaid Cash Interest of RMB1,106,195 were recorded as additional paid-in capital upon conversion.